Accounts receivable, net	6 Months Ended
Jun. 30, 2026
Credit Loss [Abstract]
Accounts receivable, net

Note 3 Accounts receivable, net

Accounts receivable, net consisted of the following:

	December 31, 2025	June 30, 2026	June 30, 2026
	HK$’000	HK$’000	US$’000
Accounts receivable	26,760	29,411	3,751
Allowance for doubtful accounts	-	-	-
Total accounts receivable, net	26,760	29,411	3,751